Securities (Carrying Value of Mortgage Backed Securities in Portfolio) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
FNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 1,384,396	$ 890,216
FHLMC [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	823,728	712,253
GNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	202,340	2,452
Private Issuer [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	1,612	2,943
MBS [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 2,412,076	$ 1,607,864